Disposals and business closures	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disposals and business closures
31. Disposals and business closures
On 30 June 2023, the Group disposed of its interests in its POLS businesses in the US, UK, Australia and India. The businesses disposed excludes Pearson’s contract with ASU. The consideration to be received is deferred and comprises a 27.5% share of positive adjusted EBITDA in each calendar year for six years and 27.5% of the proceeds received by the purchaser in relation to any future monetisation event. The consideration has been valued at £12m and a pre-tax
gain on disposal of £13m has been recognised. In addition, a gain of £9m has been recognised which arises from the release of a provision related to a historical disposal, £19m of losses arose from the disposals of Pearson College and the international courseware local publishing business in India and £12m of costs related to previous disposals were recognised.
Whether the associated results and cash flows of the POLS businesses should be classified and presented as discontinued operations is a significant judgement. The Group’s judgement is that the results and cash flows of the related businesses should not be classified and presented as discontinued operations on the basis that the businesses disposed do not constitute a separate major line of business or geographical area of operations, and the cash flows related to one of the large contracts within the business are being retained.

Key judgements

— The results and cash flows of businesses disposed do not meet the criteria to be classified and presented as discontinued operations.

The POLS business is within the Virtual Learning segment and represents £93m of sales for the year ended 31 December 2023 out of the total sales in the Virtual Learning segment of £616m. If the Group had concluded that this business represented discontinued operations, its results and the related gain on disposal would not have been included within each of the continuing operations income statement lines. Profit for the period from continuing operations would have been £10m lower and this amount would have been separately presented as profit for the period.
In 2022, the Group disposed of its interests in the Canadian educational publisher (ERPI), Pearson Italia S.p.A, Stark Verlag GmbH, Austin Education (Hong Kong) Limited, Pearson South Africa (Pty) Ltd and various other South African companies. Total cash consideration received was £287m resulting in a pre-tax
gain on disposal of £42m. All entities disposed of were previously in the Strategic Review segment. £5m of losses arose from other immaterial disposals and costs related to the wind-down of certain businesses.
In February 2021, the Group completed the sale of its interests in the Pearson Institute of Higher Education (PIHE) in South Africa resulting in a pre-tax
loss of £5m. In October 2021, the sale of the Group’s interests in K12 Sistemas in Brazil was also completed for consideration of £108m, resulting in a gain on sale of £84m. There were no other business disposals in 2021 and additional losses of £14m relate to other disposal costs including costs related to the wind-down of certain businesses under strategic review.

Deferred proceeds relating to the K12 sale were received in 2022 and 2021 (see note 14). None of the 2022 or 2021 disposals met the criteria to be considered a discontinued operation on the basis that they did not represent major lines of business or geographical areas of operations.
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	2023	2022	2021
Disposal of subsidiaries and associates

Intangible assets, including goodwill	(53)	(77)	(3)

Property, plant and equipment	(5)	(11)	(48)

Intangible assets – product development	(15)	(39)	(6)

Inventories	(1)	(33)	(2)

Trade and other receivables	(65)	(106)	(6)

Deferred tax	8	(12)	–

Current tax (receivable)/payable	(2)	–	–

Cash and cash equivalents (excluding overdrafts)	(12)	(21)	(24)

Provisions for other liabilities and charges	–	1	3

Retirement benefit obligations	–	2	–

Trade and other liabilities	31	52	4

Financial liabilities – borrowings	–	8	67
Net assets disposed	(114)	(236)	(15)

Cumulative currency translation adjustment	122	5	(4)

Cash proceeds	1	291	108

Deferred proceeds	12	2	–

Costs of disposal	(30)	(25)	(24)

(Loss)/gain on disposal	(9)	37	65

All figures in £ millions	2023	2022	2021
Cash flow from disposals

Proceeds – current year disposals	1	291	108

Proceeds – prior year disposals	–	86	16

Cash and cash equivalents disposed	(12)	(21)	(24)

Costs and other disposal liabilities paid	(27)	(23)	(17)

Net cash (outflow)/inflow	(38)	333	83